CONDENSED PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
CONDENSED PARENT COMPANY FINANCIAL INFORMATION [Abstract]
CONDENSED BALANCE SHEETS
CONDENSED BALANCE SHEETS
	2012	2011
Assets
Cash	$7,645,949	$11,621,907
Investments in subsidiaries	322,526,371	286,912,377
Total assets	$330,172,320	$298,534,284

Liabilities and Stockholders'' Equity
Current liabilities
Accrued liabilities and other payables	$105,000	$106,448
Total liabilities	105,000	106,448

Stockholders' Equity
Common stock	140,418,118	140,418,118
Additional paid in capital	4,978,698	6,930,944
Treasury stock	(414,063)	(4,516,744)
Retained earnings	163,276,046	137,142,958
Accumulated other comprehensive income	21,808,521	18,452,560
Total stockholders' equity	330,067,320	298,427,836
Total liabilities and stockholders' equity	$330,172,320	$298,534,284

CONDENSED STATEMENT OF INCOME

	For the years ended
	2012	2011	2010

General and administrative expenses	$(2,419,836)	$(9,439,791)	$(2,059,737)
Equity income of subsidiaries	28,552,924	67,060,343	49,143,161
Net income	$26,133,088	$57,620,552	$47,083,424

CONDENSED STATEMENT OF CASH FLOWS

	For the years ended
	2012	2011	2010

Net cash used in operating activities	$(2,421,284)	$(7,887,611)	$(3,511,915)
Net cash used in investing activities	-	(48,000,000)	(25,500,000)
Net cash (used in)/provided by financing activities	(1,554,674)	61,957,131	28,682,613
Cash as of January 1	11,621,907	5,552,387	5,881,689
Cash as of December 31	$7,645,949	$11,621,907	$5,552,387